Notes Payable (Details) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Jun. 30, 2021	Apr. 13, 2020
Note payable [Line items]
Fnancing agreements for insurance premium		$ 400,000		$ 500,000
Insurance note bearing interest percentage		6.70%		5.70%
Repaid of remaining balance amount	$ 200,000
Outstanding balance amount			$ 200,000
Remaining balance amount		$ 200,000
Loan amount					$ 768,575
Maturity date	Apr. 13, 2022
Bears interest rate of per annum	1.00%
PPP Loan [Member]
Note payable [Line items]
Repaid of remaining balance amount		$ 400,000